Shareholder Report, Holdings (Details)	Jul. 31, 2024
Leader Capital Short Term High Yield Bond Fund Investor Class [Member] | Collateralized Loan Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	88.40%
Leader Capital Short Term High Yield Bond Fund Investor Class [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Leader Capital Short Term High Yield Bond Fund Investor Class [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Leader Capital Short Term High Yield Bond Fund Investor Class [Member] | Institutional Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Leader Capital Short Term High Yield Bond Fund Investor Class [Member] | Asset Management [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Leader Capital Short Term High Yield Bond Fund Investor Class [Member] | Sovereign [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Leader Capital Short Term High Yield Bond Fund Investor Class [Member] | New York Community Bancorp, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.62%
Leader Capital Short Term High Yield Bond Fund Investor Class [Member] | First American Government Obligations Fund, Class X [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.46%
Leader Capital Short Term High Yield Bond Fund Investor Class [Member] | Parallel 2021-1 LTD. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.78%
Leader Capital Short Term High Yield Bond Fund Investor Class [Member] | Invesco CLO 2022-1A, LTD. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.49%
Leader Capital Short Term High Yield Bond Fund Investor Class [Member] | BlueMountain CLO XXIX, LTD. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.23%
Leader Capital Short Term High Yield Bond Fund Investor Class [Member] | Empower CLO 2022-1, LTD. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.97%
Leader Capital Short Term High Yield Bond Fund Investor Class [Member] | Mountain View CLO XV, LTD. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.94%
Leader Capital Short Term High Yield Bond Fund Investor Class [Member] | Gulf Stream Meridian 2021-4, LTD. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.94%
Leader Capital Short Term High Yield Bond Fund Investor Class [Member] | Octagon Investment Partners XXI, LTD. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.91%
Leader Capital Short Term High Yield Bond Fund Investor Class [Member] | Wellfleet CLO 2022-1 LTD. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Leader Capital Short Term High Yield Bond Fund Institutional Class [Member] | Collateralized Loan Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	88.40%
Leader Capital Short Term High Yield Bond Fund Institutional Class [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Leader Capital Short Term High Yield Bond Fund Institutional Class [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Leader Capital Short Term High Yield Bond Fund Institutional Class [Member] | Institutional Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Leader Capital Short Term High Yield Bond Fund Institutional Class [Member] | Asset Management [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Leader Capital Short Term High Yield Bond Fund Institutional Class [Member] | Sovereign [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Leader Capital Short Term High Yield Bond Fund Institutional Class [Member] | New York Community Bancorp, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.62%
Leader Capital Short Term High Yield Bond Fund Institutional Class [Member] | First American Government Obligations Fund, Class X [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.46%
Leader Capital Short Term High Yield Bond Fund Institutional Class [Member] | Parallel 2021-1 LTD. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.78%
Leader Capital Short Term High Yield Bond Fund Institutional Class [Member] | Invesco CLO 2022-1A, LTD. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.49%
Leader Capital Short Term High Yield Bond Fund Institutional Class [Member] | BlueMountain CLO XXIX, LTD. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.23%
Leader Capital Short Term High Yield Bond Fund Institutional Class [Member] | Empower CLO 2022-1, LTD. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.97%
Leader Capital Short Term High Yield Bond Fund Institutional Class [Member] | Mountain View CLO XV, LTD. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.94%
Leader Capital Short Term High Yield Bond Fund Institutional Class [Member] | Gulf Stream Meridian 2021-4, LTD. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.94%
Leader Capital Short Term High Yield Bond Fund Institutional Class [Member] | Octagon Investment Partners XXI, LTD. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.91%
Leader Capital Short Term High Yield Bond Fund Institutional Class [Member] | Wellfleet CLO 2022-1 LTD. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Leader Capital High Quality Income Fund Investor Class [Member] | Collateralized Loan Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	79.80%
Leader Capital High Quality Income Fund Investor Class [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
Leader Capital High Quality Income Fund Investor Class [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Leader Capital High Quality Income Fund Investor Class [Member] | U.S. Treasury Strips [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Leader Capital High Quality Income Fund Investor Class [Member] | Open-End Mutual Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Leader Capital High Quality Income Fund Investor Class [Member] | First American Government Obligations Fund, Class X [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.42%
Leader Capital High Quality Income Fund Investor Class [Member] | United States Treasury Strip Principal [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Leader Capital High Quality Income Fund Investor Class [Member] | NGC CLO 2024-1A, LTD. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.84%
Leader Capital High Quality Income Fund Investor Class [Member] | Leader Capital Short Term High Yield Bond Fund, Institutional Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.26%
Leader Capital High Quality Income Fund Investor Class [Member] | PGA National Resort Commerical Mortgage Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.16%
Leader Capital High Quality Income Fund Investor Class [Member] | OFSI Fund 2024-13A CLO, LTD. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.14%
Leader Capital High Quality Income Fund Investor Class [Member] | Golub Capital Partners CLO, LTD. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Leader Capital High Quality Income Fund Investor Class [Member] | Ocean Trails CLO XV, LTD. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.78%
Leader Capital High Quality Income Fund Investor Class [Member] | Invesco U.S. CLO 2023-4, LTD. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.61%
Leader Capital High Quality Income Fund Investor Class [Member] | Blackrock Shasta CLO XIII, LTD. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.47%
Leader Capital High Quality Income Fund Institutional Class [Member] | Collateralized Loan Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	79.80%
Leader Capital High Quality Income Fund Institutional Class [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
Leader Capital High Quality Income Fund Institutional Class [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Leader Capital High Quality Income Fund Institutional Class [Member] | U.S. Treasury Strips [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Leader Capital High Quality Income Fund Institutional Class [Member] | Open-End Mutual Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Leader Capital High Quality Income Fund Institutional Class [Member] | First American Government Obligations Fund, Class X [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.42%
Leader Capital High Quality Income Fund Institutional Class [Member] | United States Treasury Strip Principal [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Leader Capital High Quality Income Fund Institutional Class [Member] | NGC CLO 2024-1A, LTD. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.84%
Leader Capital High Quality Income Fund Institutional Class [Member] | Leader Capital Short Term High Yield Bond Fund, Institutional Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.27%
Leader Capital High Quality Income Fund Institutional Class [Member] | PGA National Resort Commerical Mortgage Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.16%
Leader Capital High Quality Income Fund Institutional Class [Member] | OFSI Fund 2024-13A CLO, LTD. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.14%
Leader Capital High Quality Income Fund Institutional Class [Member] | Golub Capital Partners CLO, LTD. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Leader Capital High Quality Income Fund Institutional Class [Member] | Ocean Trails CLO XV, LTD. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.78%
Leader Capital High Quality Income Fund Institutional Class [Member] | Invesco U.S. CLO 2023-4, LTD. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.61%
Leader Capital High Quality Income Fund Institutional Class [Member] | Blackrock Shasta CLO XIII, LTD. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.47%
Leader Capital High Quality Income Fund Class A [Member] | Collateralized Loan Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	79.80%
Leader Capital High Quality Income Fund Class A [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
Leader Capital High Quality Income Fund Class A [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Leader Capital High Quality Income Fund Class A [Member] | U.S. Treasury Strips [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Leader Capital High Quality Income Fund Class A [Member] | Open-End Mutual Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Leader Capital High Quality Income Fund Class A [Member] | First American Government Obligations Fund, Class X [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.42%
Leader Capital High Quality Income Fund Class A [Member] | United States Treasury Strip Principal [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Leader Capital High Quality Income Fund Class A [Member] | NGC CLO 2024-1A, LTD. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.84%
Leader Capital High Quality Income Fund Class A [Member] | Leader Capital Short Term High Yield Bond Fund, Institutional Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.27%
Leader Capital High Quality Income Fund Class A [Member] | PGA National Resort Commerical Mortgage Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.16%
Leader Capital High Quality Income Fund Class A [Member] | OFSI Fund 2024-13A CLO, LTD. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.14%
Leader Capital High Quality Income Fund Class A [Member] | Golub Capital Partners CLO, LTD. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Leader Capital High Quality Income Fund Class A [Member] | Ocean Trails CLO XV, LTD. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.78%
Leader Capital High Quality Income Fund Class A [Member] | Invesco U.S. CLO 2023-4, LTD. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.61%
Leader Capital High Quality Income Fund Class A [Member] | Blackrock Shasta CLO XIII, LTD. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.47%